Note 14 - Parent Company Statements - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net Income	$ 4,060	$ 3,564	$ 4,153	$ 5,983
Net marketable equity security losses	112	75	78	37
Net Cash Provided By Operating Activities	4,339	4,242	5,784	5,495
Cash Flows from Investing Activities
Security purchases	(10,407)	(4,066)	(22,018)	(39,311)
Proceeds from maturities of available-for-sale securities	11,749	13,588	29,295	16,040
Net change in interest bearing time deposits	5,439	249	240	3,592
Net Cash Provided By Investing Activities	(16,375)	(3,634)	(7,067)	(50,733)
Cash Flows from Financing Activities
Acquisition of treasury stock			0	(800)
Sale of treasury stock			102	277
Dividends paid	(1,338)	(1,298)	(2,615)	(2,564)
Net Cash Used In Financing Activities	22,679	8,168	2,949	(3,770)
Net Increase (Decrease) in Cash and Cash Equivalents	10,643	8,776	1,666	(49,008)
Cash and Cash Equivalents, Beginning of Year	12,206	10,540	10,540	59,548
Cash and Cash Equivalents, End of Year	22,849	19,316	12,206	10,540
Parent Company [Member]
Cash Flows from Operating Activities
Net Income			4,153	5,983
Equity in undistributed earnings of subsidiary			(1,557)	(3,476)
Net marketable equity security losses			78	37
Other, net			(16)	(10)
Net Cash Provided By Operating Activities			2,658	2,534
Cash Flows from Investing Activities
Security purchases			0	(990)
Proceeds from maturities of available-for-sale securities			486	607
Net change in interest bearing time deposits			0	497
Net Cash Provided By Investing Activities			486	114
Cash Flows from Financing Activities
Acquisition of treasury stock			0	(800)
Sale of treasury stock			102	277
Dividends paid			(2,615)	(2,564)
Net Cash Used In Financing Activities			(2,513)	(3,087)
Net Increase (Decrease) in Cash and Cash Equivalents			631	(439)
Cash and Cash Equivalents, Beginning of Year	$ 2,095	$ 1,464	1,464	1,903
Cash and Cash Equivalents, End of Year			$ 2,095	$ 1,464